Employee Post-Retirement Benefits	6 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee post-retirement benefits

Note 11 – Employee post-retirement benefits

The Company offers a defined contribution plan to eligible employees which consists of two parts: (i) the first part, paid by the Company, is 20% of the employee's compensation from the prior year and (ii) the second part, paid by the employee, is 8% of the employee's compensation. The Company's contributions of employment benefits were approximately $0.3 million for each of the six months ended December 31, 2018 and 2017.